Tax-Managed Small-Cap Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	32,423	$ 2,113,979
Woodward, Inc.	20,375	3,774,469
		$ 5,888,448
Automobile Components — 2.2%
Dorman Products, Inc.(1)	36,583	$ 4,802,616
		$ 4,802,616
Banks — 10.0%
Commerce Bancshares, Inc.	97,543	$ 6,515,872
Community Financial System, Inc.	65,348	4,282,254
First Financial Bankshares, Inc.	108,742	4,051,727
SouthState Corp.	45,961	4,853,022
Stock Yards Bancorp, Inc.	25,477	1,877,910
		$ 21,580,785
Building Products — 7.3%
AAON, Inc.	30,544	$ 3,554,711
Advanced Drainage Systems, Inc.	12,990	1,570,621
AZEK Co., Inc.(1)	78,581	4,025,705
CSW Industrials, Inc.	13,649	4,501,577
Hayward Holdings, Inc.(1)	137,510	2,070,900
		$ 15,723,514
Capital Markets — 4.2%
Cohen & Steers, Inc.	43,929	$ 3,893,427
Stifel Financial Corp.	45,135	5,228,890
		$ 9,122,317
Chemicals — 1.9%
Balchem Corp.	12,398	$ 1,983,184
Quaker Chemical Corp.	15,619	2,205,091
		$ 4,188,275
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC ADR	64,236	$ 1,609,112
		$ 1,609,112
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	2,388	$ 1,007,187
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc.(1)	21,753	$ 1,171,616
Performance Food Group Co.(1)	46,209	4,173,135
		$ 6,351,938
Containers & Packaging — 2.4%
AptarGroup, Inc.	32,951	$ 5,178,250
		$ 5,178,250
Distributors — 1.0%
LKQ Corp.	57,167	$ 2,137,474
		$ 2,137,474
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	19,652	$ 2,409,335
		$ 2,409,335
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	179,050	$ 5,747,505
		$ 5,747,505
Electric Utilities — 2.1%
IDACORP, Inc.	40,646	$ 4,468,621
		$ 4,468,621
Electronic Equipment, Instruments & Components — 2.0%
Badger Meter, Inc.	15,865	$ 3,393,682
Novanta, Inc.(1)	5,532	827,919
		$ 4,221,601
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	23,952	$ 2,359,272
		$ 2,359,272
Food Products — 1.1%
J & J Snack Foods Corp.	11,827	$ 1,623,019
Lancaster Colony Corp.	5,036	849,775
		$ 2,472,794
Ground Transportation — 1.3%
Landstar System, Inc.	17,237	$ 2,838,244
		$ 2,838,244
Health Care Equipment & Supplies — 1.2%
Integer Holdings Corp.(1)	18,013	$ 2,561,809
		$ 2,561,809

Tax-Managed Small-Cap Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 7.1%
Addus HomeCare Corp.(1)	31,190	$ 3,903,740
Chemed Corp.	6,998	3,932,876
Option Care Health, Inc.(1)	121,964	3,771,127
U.S. Physical Therapy, Inc.	42,171	3,740,990
		$ 15,348,733
Health Care Technology — 0.2%
Certara, Inc.(1)	32,479	$ 462,176
		$ 462,176
Hotels, Restaurants & Leisure — 5.7%
Aramark	106,485	$ 4,143,331
Choice Hotels International, Inc.	7,530	1,109,395
Texas Roadhouse, Inc.	4,546	823,281
Wyndham Hotels & Resorts, Inc.	59,156	6,212,563
		$ 12,288,570
Household Durables — 0.5%
Meritage Homes Corp.	14,004	$ 1,090,492
		$ 1,090,492
Industrial REITs — 3.1%
EastGroup Properties, Inc.	21,040	$ 3,568,805
Terreno Realty Corp.	49,075	3,210,486
		$ 6,779,291
Insurance — 7.3%
AMERISAFE, Inc.	32,237	$ 1,612,495
First American Financial Corp.	30,331	1,917,526
Hamilton Insurance Group Ltd., Class B(1)	49,239	941,942
RLI Corp.	54,306	3,983,345
Selective Insurance Group, Inc.	31,263	2,630,156
White Mountains Insurance Group Ltd.	2,414	4,664,958
		$ 15,750,422
Machinery — 8.6%
Albany International Corp., Class A	39,269	$ 3,170,972
Atmus Filtration Technologies, Inc.	71,909	3,007,234
Donaldson Co., Inc.	36,661	2,609,897
ESCO Technologies, Inc.	21,624	2,870,370
Franklin Electric Co., Inc.	29,415	2,941,206
Middleby Corp.(1)	23,145	3,961,035
		$ 18,560,714
Security	Shares	Value
Media — 0.7%
John Wiley & Sons, Inc., Class A	36,653	$ 1,500,207
		$ 1,500,207
Professional Services — 2.8%
CBIZ, Inc.(1)	71,549	$ 6,139,620
		$ 6,139,620
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	95,045	$ 2,289,634
Diodes, Inc.(1)	38,306	2,259,288
Universal Display Corp.	6,565	984,225
		$ 5,533,147
Software — 4.7%
Altair Engineering, Inc., Class A(1)	4,308	$ 475,388
CCC Intelligent Solutions Holdings, Inc.(1)	294,200	3,268,562
Clearwater Analytics Holdings, Inc., Class A(1)	76,155	2,144,525
nCino, Inc.(1)	28,383	965,306
Progress Software Corp.	27,123	1,554,961
SPS Commerce, Inc.(1)	9,743	1,799,337
		$ 10,208,079
Specialized REITs — 0.9%
CubeSmart	45,400	$ 1,893,180
		$ 1,893,180
Specialty Retail — 3.6%
Group 1 Automotive, Inc.	6,039	$ 2,756,743
RH(1)	3,277	1,373,423
Valvoline, Inc.(1)	101,116	3,752,415
		$ 7,882,581
Trading Companies & Distributors — 3.2%
Core & Main, Inc., Class A(1)	97,008	$ 5,475,132
Herc Holdings, Inc.	7,414	1,512,159
		$ 6,987,291
Total Common Stocks (identified cost $151,554,345)		$214,086,413

Tax-Managed Small-Cap Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(2)	2,775,322	$ 2,775,322
Total Short-Term Investments (identified cost $2,775,322)		$ 2,775,322
Total Investments — 100.2% (identified cost $154,329,667)		$216,861,735
Other Assets, Less Liabilities — (0.2)%		$ (472,609)
Net Assets — 100.0%		$216,389,126
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $2,775,322, which represents 1.3% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,874,706	$10,226,888	$(17,326,272)	$ —	$ —	$2,775,322	$25,795	2,775,322
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$214,086,413*	$ —	$ —	$214,086,413
Short-Term Investments	2,775,322	—	—	2,775,322
Total Investments	$216,861,735	$ —	$ —	$216,861,735
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Tax-Managed Small-Cap Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.